INTANGIBLE ASSETS (INCLUDING GOODWILL)	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS (INCLUDING GOODWILL)
NOTE 18 - INTANGIBLE ASSETS (INCLUDING GOODWILL)

(in millions of Euros)	Notes	Goodwill	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total intangible assets (excluding goodwill)
Net balance at January 1, 2019		422	22	18	15	13	2	70
Intangible assets acquired through business combination	3	24	—	—	—	—	—	—
Additions		—	—	1	—	8	—	9
Amortization expense		—	(1)	(8)	(1)	—	—	(10)
Transfer during the year		—	—	7	—	(7)	—	—
Effects of changes in foreign exchange rates		9	—	1	—	—	—	1
Net balance at December 31, 2019		455	21	19	14	14	2	70
Cost		455	87	73	39	16	2	217
Less accumulated depreciation and impairment		—	(66)	(54)	(25)	(2)	—	(147)
Net balance at December 31, 2019		455	21	19	14	14	2	70

(in millions of Euros)	Goodwill	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total intangible assets (excluding goodwill)
Net balance at January 1, 2018	403	24	18	15	9	2	68
Additions	—	—	2	—	8	1	11
Amortization expense	—	(3)	(8)	(1)	—	(1)	(13)
Transfer during the year	—	—	5	—	(5)	—	—
Effects of changes in foreign exchange rates	19	1	1	1	1	—	4
Net balance at December 31, 2018	422	22	18	15	13	2	70
Cost	422	84	65	39	13	3	204
Less accumulated depreciation and impairment	—	(62)	(47)	(24)	—	(1)	(134)
Net balance at December 31, 2018	422	22	18	15	13	2	70

Impairment tests for goodwill
Goodwill in the amount of €455 million has been allocated to the Group’s operating segment Packaging and Automotive Rolled Products (“P&ARP”) for €448 million, Aerospace and Transportation (“A&T”) for €5 million and Automotive Structures and Industry (“AS&I”) for €2 million.
At December 31, 2019, the recoverable amount of our operating segments has been determined based on value in use calculations.
The recoverable amount of the A&T and AS&I operating segments significantly exceeded their carrying value. No reasonable change in the assumptions used could lead to a potential impairment charge.
For the P&ARP operating segment, the terminal value assumes a normative cash flow and a long term growth rate ranging from 0% to 1.5%. The discount rates applied to cash flows projections range between 9% and 9.5%. It was concluded that the carrying value (€1,763 million) did not exceed the recoverable value (€2,653 million) at December 31, 2019. Accordingly, the impairment test carried out at the P&ARP operating segment level did not lead to a goodwill impairment.
The key assumptions used in the determination of the value in use for the P&ARP operating segment are the discount rates and the perpetual growth rates used to extrapolate cash-flows beyond the forecast year.

–
Discount rates used represent the current market assessment of the risks specific to the P&ARP operating segment taking into consideration the time value of money and the risks associated with the underlying assets.

–	The growth rates used to extrapolate cash-flows beyond the forecast year were developed internally and are consistent with external sources of information.
The calculation of the recoverable value of the P&ARP operating segment is most sensitive to the following assumptions:

–	Discount rate: an increase in the discount rate by 5% would result in the recoverable value equaling the carrying value.

–	Perpetual growth rate: a decrease in the perpetual growth rate by 9% would result in the recoverable value equaling the carrying value.